Jensen Quality Mid Cap Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Automobile Components - 2.4%
Gentex Corp.	98,900	$ 2,212,393

Capital Markets - 3.3%
MSCI, Inc.	5,270	3,007,273

Chemicals - 6.0%
Air Products and Chemicals, Inc.	5,460	1,689,652
Sherwin-Williams Co.	11,130	3,770,955
		5,460,607

Commercial Services & Supplies - 5.3%
Cintas Corp.	7,270	1,467,013
Copart, Inc. (a)	99,612	3,286,200
		4,753,213

Communications Equipment - 7.7%
F5, Inc. (a)	6,050	2,463,137
Motorola Solutions, Inc.	9,240	4,484,172
		6,947,309

Consumer Staples Distribution & Retail - 4.1%
Kroger Co.	63,940	3,679,108

Containers & Packaging - 2.3%
Crown Holdings, Inc.	17,660	2,055,447

Electronic Equipment, Instruments & Components - 3.3%
Keysight Technologies, Inc. (a)	9,120	2,943,024

Health Care Equipment & Supplies - 3.6%
IDEXX Laboratories, Inc. (a)	5,880	3,273,337

Health Care Providers & Services - 9.8%
Encompass Health Corp.	35,730	4,295,103
Labcorp Holdings, Inc.	13,610	4,527,503
		8,822,606

Health Care Technology - 3.8%
Veeva Systems, Inc. - Class A (a)	11,921	3,405,711

Household Products - 6.2%
Church & Dwight Co., Inc.	31,740	3,167,017
Colgate-Palmolive Co.	27,460	2,466,457
		5,633,474

Insurance - 2.9%
Aon PLC - Class A	8,090	2,601,097

IT Services - 1.1%
Amdocs Ltd.	15,870	1,000,762

Machinery - 4.8%
Donaldson Co., Inc.	9,500		863,455
Nordson Corp.	4,360		1,402,699
Toro Co.	21,423		2,095,384
			4,361,538

Professional Services - 10.6%
Booz Allen Hamilton Holding Corp.	7,180		543,167
Broadridge Financial Solutions, Inc.	15,459		2,819,412
Equifax, Inc.	13,210		2,498,804
Genpact Ltd.	38,110		1,447,418
Verisk Analytics, Inc.	11,470		2,222,657
			9,531,458

Semiconductors & Semiconductor Equipment - 1.6%
Nova Ltd. (a)	4,100		1,428,645

Software - 3.7%
Cadence Design Systems, Inc. (a)	7,300		2,473,094
Manhattan Associates, Inc. (a)	4,060		906,151
			3,379,245

Specialty Retail - 7.7%
Ross Stores, Inc.	16,550		3,782,337
Tractor Supply Co.	89,840		3,135,416
			6,917,753

Textiles, Apparel & Luxury Goods - 3.0%
Levi Strauss & Co. - Class A	129,320		2,684,683

Trading Companies & Distributors - 5.6%
United Rentals, Inc.	1,565		1,624,470
WW Grainger, Inc.	2,660		3,483,243
			5,107,713
TOTAL COMMON STOCKS (Cost $67,031,519)			89,206,396

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (b)	1,094,829		1,094,829
TOTAL MONEY MARKET FUNDS (Cost $1,094,829)			1,094,829

TOTAL INVESTMENTS - 100.0% (Cost $68,126,348)			90,301,225
Liabilities in Excess of Other Assets - (0.0)% (c)		(.00039)	(35,630)
TOTAL NET ASSETS - 100.0%			$ 90,265,595

Percentages are stated as a percent of net assets.
PLC – Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Jensen Quality Mid Cap Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 89,206,396	$ –	$ –	$ 89,206,396
Money Market Funds	1,094,829	–	–	1,094,829
Total Investments	$ 90,301,225	$ –	$ –	$ 90,301,225

Refer to the Schedule of Investments for further disaggregation of investment categories.